FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities As of December 31, 2022	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	4,230			4,230	4,230
Lease liabilities	1,723	4,079	5,723	11,525	7,475
Accrued expenses and other current liabilities	17,949			17,949	17,949
Borrowing	115,216			115,216	115,216
Payable in respect of intangible assets purchase	11,650			11,650	11,157
Royalty obligation	—	197	1,449	1,646	750
Total	150,768	4,276	7,172	162,216	156,777
Contractual maturities of financial liabilities As of December 31, 2021	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	11,664			11,664	11,664
Lease liabilities	2,109	2,553	—	4,662	4,192
Accrued expenses and other current liabilities	20,896			20,896	20,896
Borrowing	9,159	107,213	9,000	125,372	83,620
Payable in respect of intangible assets purchase	17,600	5,000		22,600	20,480
Royalty obligation	—	1,011	1,351	2,362	750
Total	61,428	115,777	10,351	187,556	141,602

Schedule of change in derivative financial instrument

	Derivative financial instruments
	Year Ended December 31,
	2022	2021

	U.S. dollars in thousands
Balance at beginning of the period	—	—
Initial recognition of financial liability	16,375	—
Initial recognition of unrecognized day 1 loss	(330)	—
Fair value adjustments recognized in profit or loss	(13,422)	—
Balance at end of the period	2,623	—